General Information	6 Months Ended
Dec. 31, 2024
General Information [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

ARB IOT Group Limited (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on March 1, 2022. The Company through its subsidiaries (collectively, the “Group”), is engaged in provision of hardware and software of Internet of Things solutions to meet customers demand in three business lines, which are IoT Smart Home, Buildings, and Engineering, IoT Smart Agriculture and System Development. The Company is principally engaged in investment holding activities. The principal activities of the subsidiaries are described in Note 2 Principles of consolidation to the financial statements. The principal executive office of the Company is located at Level 39, Marina Bay Financial Centre Tower 2, 10 Marina Boulevard, 018983 Singapore. The principal place of business of the Company is located at 22.08, Level 22, Menara Exchange 106, Lingkaran TRX, Tun Razak Exchange, 55188 Kuala Lumpur, Malaysia.

In the previous financial year, the Company’s controlling shareholder as of December 31, 2023 was ARB Berhad, a company incorporated on October 3, 1997 in Malaysia and becoming listed on the Main Market of Bursa Malaysia Securities Berhad in February 13, 2004.

On February 5, 2024, ARB Berhad effected a distribution of 17,496,142 ordinary shares it held in us, to its shareholders, or the Distribution. Following the Distribution, ARB Berhad continues to hold 7,503,858 ordinary shares of our Company, or approximately 28.38% of our issued and outstanding ordinary shares. Following the Distribution, we are no longer deemed a “controlled company” under the Nasdaq Rules, and we are no longer included in ARB Berhad’s consolidated group for Malaysian income tax, accounting or public company reporting purposes. Subsequently, on May 6, 2024, ARB Berhad transferred 7,503,858 Ordinary Shares of our Company, or approximately 28.38% of our issued and outstanding Ordinary Shares to ARB IOT Limited, an indirect subsidiary of ARB Berhad wholly-owned through its direct subsidiary Nexura Solution Sdn. Bhd. (“Nexura”) (formerly known as ARB Holdings Sdn. Bhd.).

On July 1, 2024, Cahaya Fantasi Sdn. Bhd. (“Cahaya”), a Malaysian company subscribed for 4,000,000 ordinary shares of Nexura at a price of RM 0.1 per share, for a total consideration of RM 400,000. As a result of this subscription, Cahaya acquired 90.9% of the outstanding ordinary shares and voting power of Nexura and ARB Berhad held the remaining 9.1% of Nexura. As of March 13, 2025, Nexura holds 100% equity interest of ARB IOT Limited, and ARB IOT Limited, in turn, directly holds 7,503,858 ordinary shares of us; and Nexura is 90.9% owned by Cahaya and 9.1% owned by ARB Berhad.

The unaudited condensed consolidated financial statements are presented in Ringgit Malaysia (“RM”) which is also the functional currency of the Group. The conversion from Ringgit Malaysia into U.S. dollars (“USD”) was made at the exchange rate as of December 31, 2024 on which USD 1.00 equaled RM 4.4800 (December 31, 2023: USD 1.00 equaled RM 4.5950). The use of USD is solely for the convenience of the reader.